PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 6. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	March 31, 2026	December 31, 2025
Leasehold improvements	$8,462	$8,462
Furniture and fixtures	29,710	29,710
Total property and equipment	38,172	38,172
Accumulated depreciation	(5,725)	(3,817)
Net property and equipment	$32,447	$34,355

Total depreciation expense was $1,909 and zero for the three months ended March 31, 2026 2025, respectively..

NOTE 6. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31, 2025	December 31, 2024
Leasehold improvements	$8,462	$-
Furniture and fixtures	29,710	-
Total property and equipment	38,172	-
Accumulated depreciation	(3,817)	-
Net property and equipment	$34,355	$-

Total depreciation expense was $3,817 for the year ended December 31, 2025 and zero for the year ended December 31, 2024.